CONVERTIBLE NOTES (Tables)	9 Months Ended
May 31, 2019
Statements [Line Items]
Disclosure of components of the convertible notes [Table Text Block]
Convertible Note balance August 31, 2017	$13,925
Transaction costs incurred during the year	(95)
Interest payments	(1,416)
Accretion and interest incurred during the year	2,378
Debt portion of the Convertible Notes August 31, 2018	14,792
Embedded Derivatives balance August 31, 2018 (see below)	61
Convertible Note balance August 31, 2018	$14,853
Transactions costs incurred	(39)
Interest payments paid in cash	(687)
Accretion and interest incurred during the period	1,821
Embedded Derivatives balance May 31, 2019 (see below)	162
Convertible Note balance May 31, 2019	$16,110

Disclosure Of Detailed Information About Valuation Assumptions For Embedded Derivatives [Table Text Block]
Valuation Date	May 31, 2019	August 31, 2018
Share Price (USD)	$1.30	$1.00
Volatility	72.43%	72.43%
Risk free rate	2.17%	2.71%
Credit spread	11.58%	11.58%
All-in rate	13.75%	14.30%
Implied discount on share price	- %	-%